Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Market Neutral Fund,

a series of Virtus Opportunities Trust

Supplement dated February 1, 2012 to the Summary Prospectus

and Statutory Prospectus dated January 31, 2012

IMPORTANT NOTICE TO INVESTORS OF VIRTUS MARKET NEUTRAL FUND

At the Special Meeting of Shareholders held on January 31, 2012, shareholders of the Virtus Market Neutral Fund (the "fund") voted to replace the fund's current subadviser with Euclid Advisors LLC ("Euclid") and F-Squared Institutional Advisors, LLC ("F-Squared Institutional"), and to revise the advisory and subadvisory fee structure.

Effective February 6, 2012, Euclid and F-Squared Institutional will become subadvisers to the fund. Accordingly, the fund's name will change and its principal investment strategies, risks and advisory and subadvisory fee structures will be modified. These and other changes to the fund's current prospectuses are more fully described below and will also be effective on February 6, 2012.

The fund's name will change to Virtus Dynamic AlphaSectorSM Fund. All references throughout the fund's summary prospectus and statutory prospectus will be revised accordingly.

The fund's investment objective will read as follows:

The Fund's investment objective is to seek long-term capital appreciation.

The Fees and Expenses table in the fund's summary prospectus and in the summary section of the fund's statutory prospectus will be revised by replacing the Annual Fund Operating Expenses portion of the table with the following:

	Class A Shares		Class C Shares		Class I Shares

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.84%	( b ) (c)	1.84%	( b ) (c)	1.84%	( b ) (c)
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses( c ):
Dividends on Short Sales and Interest Expenses	0.32%		0.32%		0.32%
Remainder of Other Expenses	0.71%		0.71%		0.71%

Total Other Expenses	1.03%		1.03%		1.03%
Acquired Fund Fees and Expenses( c ) ( d)	0.19%		0.19%		0.19%

Total Annual Fund Operating Expenses(b) (c)	3.31%		4.06%		3.06%

(b)	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).

(c)	Restated to reflect estimated fees and expenses following implementation of principal investment strategy changes.

(d)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

The Principal Investment Strategies described in the fund's summary prospectus and in the summary section of the statutory prospectus will read as follows:

The fund seeks to achieve its investment objective by taking long and short positions in exchange-traded funds ("ETFs") and/or stocks representing the nine primary sectors of the S&P® 500 Index. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund's net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund's net assets, with the remainder of the fund's assets remaining in cash and cash equivalents.

In order to reflect the appropriate risks associated with the investment strategies employed by the new subadvisers, the disclosure entitled "Principal Risks" in the fund's summary prospectus and in the summary section of the statutory prospectus will be amended by deleting the "Emerging Market Investing Risk," "Foreign Investing Risk" and "Futures and Options Risk" disclosure and by adding the following disclosure:

•	Borrowing Risk—The risk that the costs of borrowing may exceed the income from the investments made with leverage.

•

Sector Concentration Risk—The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500 Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

•

U.S. Government Securities Risk—The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Investors should retain this supplement with the Prospectuses for future reference.

VIRTUS DYNAMIC ALPHASECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Market Neutral Fund,

a series of Virtus Opportunities Trust

Supplement dated February 1, 2012 to the Summary Prospectus

and Statutory Prospectus dated January 31, 2012

IMPORTANT NOTICE TO INVESTORS OF VIRTUS MARKET NEUTRAL FUND

At the Special Meeting of Shareholders held on January 31, 2012, shareholders of the Virtus Market Neutral Fund (the "fund") voted to replace the fund's current subadviser with Euclid Advisors LLC ("Euclid") and F-Squared Institutional Advisors, LLC ("F-Squared Institutional"), and to revise the advisory and subadvisory fee structure.

Effective February 6, 2012, Euclid and F-Squared Institutional will become subadvisers to the fund. Accordingly, the fund's name will change and its principal investment strategies, risks and advisory and subadvisory fee structures will be modified. These and other changes to the fund's current prospectuses are more fully described below and will also be effective on February 6, 2012.

The fund's name will change to Virtus Dynamic AlphaSectorSM Fund. All references throughout the fund's summary prospectus and statutory prospectus will be revised accordingly.

The fund's investment objective will read as follows:

The Fund's investment objective is to seek long-term capital appreciation.

The Fees and Expenses table in the fund's summary prospectus and in the summary section of the fund's statutory prospectus will be revised by replacing the Annual Fund Operating Expenses portion of the table with the following:

	Class A Shares		Class C Shares		Class I Shares

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.84%	( b ) (c)	1.84%	( b ) (c)	1.84%	( b ) (c)
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		None
Other Expenses( c ):
Dividends on Short Sales and Interest Expenses	0.32%		0.32%		0.32%
Remainder of Other Expenses	0.71%		0.71%		0.71%

Total Other Expenses	1.03%		1.03%		1.03%
Acquired Fund Fees and Expenses( c ) ( d)	0.19%		0.19%		0.19%

Total Annual Fund Operating Expenses(b) (c)	3.31%		4.06%		3.06%

(b)	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).

(c)	Restated to reflect estimated fees and expenses following implementation of principal investment strategy changes.

(d)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

The Principal Investment Strategies described in the fund's summary prospectus and in the summary section of the statutory prospectus will read as follows:

The fund seeks to achieve its investment objective by taking long and short positions in exchange-traded funds ("ETFs") and/or stocks representing the nine primary sectors of the S&P® 500 Index. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund's net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund's net assets, with the remainder of the fund's assets remaining in cash and cash equivalents.

In order to reflect the appropriate risks associated with the investment strategies employed by the new subadvisers, the disclosure entitled "Principal Risks" in the fund's summary prospectus and in the summary section of the statutory prospectus will be amended by deleting the "Emerging Market Investing Risk," "Foreign Investing Risk" and "Futures and Options Risk" disclosure and by adding the following disclosure:

•	Borrowing Risk—The risk that the costs of borrowing may exceed the income from the investments made with leverage.

•

Sector Concentration Risk—The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500 Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

•

U.S. Government Securities Risk—The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Investors should retain this supplement with the Prospectuses for future reference.